IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Oct. 31, 2022		Oct. 31, 2021		Oct. 31, 2020
Assets
Cash and non-interest-bearing deposits with banks	$ 31,535	[1]	$ 34,573	[1]	$ 43,531
Interest-bearing deposits with banks	32,326		22,424
Securities	175,879		161,401
Cash collateral on securities borrowed	15,326		12,368
Securities purchased under resale agreements	69,213		67,572
Loans
Residential mortgages	269,706		251,526
Personal	45,429		41,897
Credit card	16,479		11,134
Business and government	188,542		150,213
Allowance for credit losses	(3,073)		(2,849)
Derivative instruments	43,035		35,912
Customers' liability under acceptances	11,574		10,958
Other assets	47,626
Total assets	943,597		837,683
Liabilities
Deposits	697,572		621,158
Obligations related to securities sold short	15,284		22,790
Cash collateral on securities lent	4,853		2,463
Obligations related to securities sold under repurchase agreements	77,171		71,880
Derivative instruments	52,340		32,101
Acceptances	11,586		10,961
Other liabilities	28,117
Subordinated indebtedness	6,292		5,539
Equity	50,382		45,830
Total liabilities and equities	943,597		837,683
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	31,535
Interest-bearing deposits with banks	32,326
Securities	7,423
Cash collateral on securities borrowed	15,326
Securities purchased under resale agreements	44,040
Loans
Residential mortgages	1,943
Personal	1,228
Credit card	346
Business and government	10,464
Derivative instruments	7,088
Customers' liability under acceptances	10,419
Total assets	162,138		133,285
Liabilities
Deposits	14,627
Obligations related to securities sold short	15,284
Cash collateral on securities lent	4,853
Obligations related to securities sold under repurchase agreements	70,976
Derivative instruments	7,192
Acceptances	10,431
Other liabilities	25
Total liabilities and equities	123,388		114,437
Later than one months and not later than three months [member]
Assets
Securities	6,244
Securities purchased under resale agreements	11,997
Loans
Residential mortgages	4,077
Personal	552
Credit card	692
Business and government	7,518
Derivative instruments	5,847
Customers' liability under acceptances	1,109
Total assets	38,036		39,067
Liabilities
Deposits	33,409
Obligations related to securities sold under repurchase agreements	5,332
Derivative instruments	4,725
Acceptances	1,109
Other liabilities	57
Total liabilities and equities	44,632		58,465
3 - 6 months [member]
Assets
Securities	5,472
Securities purchased under resale agreements	6,180
Loans
Residential mortgages	8,099
Personal	1,047
Credit card	1,038
Business and government	8,867
Derivative instruments	2,803
Customers' liability under acceptances	2
Total assets	33,508		39,932
Liabilities
Deposits	45,187
Obligations related to securities sold under repurchase agreements	752
Derivative instruments	2,751
Acceptances	2
Other liabilities	58
Total liabilities and equities	48,750		42,381
6 - 9 months [Member]
Assets
Securities	4,302
Securities purchased under resale agreements	4,175
Loans
Residential mortgages	6,528
Personal	785
Credit card	1,038
Business and government	11,235
Derivative instruments	2,354
Customers' liability under acceptances	44
Total assets	30,461		35,900
Liabilities
Deposits	60,217
Derivative instruments	2,624
Acceptances	44
Other liabilities	77
Total liabilities and equities	62,962		43,224
9 - 12 months [Member]
Assets
Securities	5,933
Securities purchased under resale agreements	1,481
Loans
Residential mortgages	14,214
Personal	790
Credit card	1,038
Business and government	12,521
Derivative instruments	1,778
Total assets	37,755		31,154
Liabilities
Deposits	54,474
Obligations related to securities sold under repurchase agreements	111
Derivative instruments	2,574
Other liabilities	65
Total liabilities and equities	57,224		28,107
1 - 2 years [member]
Assets
Securities	13,893
Securities purchased under resale agreements	1,340
Loans
Residential mortgages	45,804
Personal	662
Credit card	4,153
Business and government	32,717
Derivative instruments	7,586
Total assets	106,155		95,910
Liabilities
Deposits	31,954
Derivative instruments	6,919
Other liabilities	311
Subordinated indebtedness	36
Total liabilities and equities	39,220		40,038
2 - 5 years [member]
Assets
Securities	64,060
Loans
Residential mortgages	180,672
Personal	3,687
Credit card	8,174
Business and government	74,126
Derivative instruments	8,912
Total assets	339,631		276,311
Liabilities
Deposits	72,009
Derivative instruments	12,219
Other liabilities	629
Total liabilities and equities	84,857		54,440
Over five year [member]
Assets
Securities	36,358
Loans
Residential mortgages	8,369
Personal	5,536
Business and government	20,181
Derivative instruments	6,667
Total assets	77,111		70,812
Liabilities
Deposits	16,238
Derivative instruments	13,336
Other liabilities	949
Subordinated indebtedness	6,256
Total liabilities and equities	36,779		27,969
No specific maturity [member]
Assets
Securities	32,194
Loans
Personal	31,142
Business and government	10,913
Allowance for credit losses	(3,073)
Other assets	47,626
Total assets	118,802		115,312
Liabilities
Deposits	369,457
Other liabilities	25,946
Equity	50,382
Total liabilities and equities	$ 445,785		$ 428,622

[1]	Includes restricted cash of $493 million (2021: $446 million) and interest-bearing demand deposits with Bank of Canada.